Nicholas Fixed Income Alternative ETF
Schedule of Investments
July 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 99.5%		Par	Value
United States Treasury Note/Bond
1.00%, 12/15/2024		$24,523,000	$24,149,312
0.50%, 03/31/2025		12,579,000	12,217,162
4.63%, 10/15/2026		12,647,000	12,733,701
2.63%, 02/15/2029		12,973,000	12,223,252
TOTAL U.S. TREASURY SECURITIES (Cost $61,437,010)			61,323,427

PURCHASED OPTIONS - 1.8%(a)(b)	Notional Amount	Contracts
Call Options - 1.6%			$–
Russell 2000 Index, Expiration: 08/23/2024; Exercise Price: $2,230.00	4,508,968	20	153,100
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $5,425.00	13,805,750	25	550,625
VanEck Semiconductor ETF, Expiration: 09/20/2024; Exercise Price: $230.00	3,161,472	128	311,680
Total Call Options			1,015,405

Put Options - 0.2%			$–
Russell 2000 Index, Expiration: 08/23/2024; Exercise Price: $2,125.00	4,508,968	20	25,200
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $5,150.00	13,805,750	25	76,375
Total Put Options			101,575
TOTAL PURCHASED OPTIONS (Cost $1,078,953)			1,116,980

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)		Shares
First American Government Obligations Fund - Class X, 5.23% (d)		22,198	22,198
TOTAL SHORT-TERM INVESTMENTS (Cost $22,198)			22,198

TOTAL INVESTMENTS - 101.3% (Cost $62,538,161)			62,462,605
Liabilities in Excess of Other Assets - (1.3)%			(819,452)
TOTAL NET ASSETS - 100.0%			$61,643,153

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Nicholas Fixed Income Alternative ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.9)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
Russell 2000 Index, Expiration: 08/23/2024; Exercise Price: $2,350.00	$(4,508,968)	(20)	$(52,500)
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $5,675.00	(13,805,750)	(25)	(174,000)
VanEck Semiconductor ETF, Expiration: 09/20/2024; Exercise Price: $285.00	(3,161,472)	(128)	(35,136)
Total Call Options			(261,636)

Put Options - (0.5)%
Russell 2000 Index, Expiration: 08/23/2024; Exercise Price: $2,230.00	(4,508,968)	(20)	(81,100)
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $5,425.00	(13,805,750)	(25)	(183,125)
Total Put Options			(264,225)
TOTAL WRITTEN OPTIONS (Premiums received $592,752)			$(525,861)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2024:

Nicholas Fixed Income Alternative ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Securities	$–	$61,323,427	$–	$61,323,427
Purchased Options	–	1,116,980	–	1,116,980
Money Market Funds	22,198	–	–	22,198
Total Assets	$22,198	$62,440,407	$–	$62,462,605

Liabilities:
Written Options	$–	$(525,861)	$–	$(525,861)
Total Liabilities	$–	$(525,861)	$–	$(525,861)

Refer to the Schedule of Investments for further disaggregation of investment categories.